Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) (CNY)	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expense And Other Assets Current [Abstract]
Office rental deposits	3,896,937	3,380,050